38. Other operating income and expenses	12 Months Ended
Dec. 31, 2020
Other Operating Income And Expenses
38. Other operating income and expenses
38.	Other operating income and expenses

The breakdown of "Other operating income (expense)" is as follows:

Thousand of reais	2020	2019	2018

Other operating income	792,639	591,125	556,715
Other operating expense	(1,237,133)	(1,351,568)	(1,281,764)
Contributions to fund guarantee of credit - FGC	(428,016)	(347,276)	(330,801)
Total	(872,510)	(1,107,719)	(1,055,850)